Shareholder Report, Average Annual Return (Details) B027629_Direxion Daily XOM Bull 2X Shares_TF_TSR Annual {TF}	6 Months Ended	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily XOM Bull 2X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Direxion Daily XOM Bull 2X Shares NAV
Average Annual Return, Percent	7.07%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent	30.19%
Exxon Mobil Corporation [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Exxon Mobil Corporation
Average Annual Return, Percent	5.60%